Balances and Transactions with Related Parties	12 Months Ended
Dec. 31, 2017
Balances and Transactions with Related Parties
Balances and Transactions with Related Parties

(31)Balances and Transactions with Related Parties

Details of balances with related parties are as follows:

	Thousands of Euros
	31/12/2017	31/12/2016

Receivables from associates (note 13)	3,219	133
Trade payables associates	(4,583)	(4,221)
Loans to associates (note 11)	26,654	15,994
Debts with associates	—	—
Debts with key management personnel	(6,164)	(6,662)
Payables to members of the board of directors	(463)	—
Payables to other related parties	(9,187)	(8,473)

	9,476	(3,229)

Payables are included in suppliers and trade payables (see note 21).

(a)Group transactions with related parties

Group transactions with related parties during 2015 were as follows:

	Thousands of Euros
	Associates	Key management personnel	Other related parties	Board of directors of the Company

Net sales	317	—	—	—
Other service expenses	(361)	—	(6,938)	(845)
Operating lease expense	—	—	(4,900)	—
Remuneration	—	(9,447)	—	(3,443)
R&D agreements	(18,400)	—	—	—
Purchase of Fixed Assets	—	—	(276,457)	—
Sale of Fixed Assets	—	—	12,000	—
Finance Income	1,916	—	—	—

	(16,528)	(9,447)	(276,295)	(4,288)

Group transactions with related parties during 2016 were as follows:

	Thousands of Euros
	Associates	Key management personnel	Other related parties	Board of directors of the Company

Net sales	193	—	—	—
Purchases	(35,569)	—	—	—
Other service expenses	(7,591)	—	(5,325)	(905)
Operating lease expense	—	—	(5,281)	—
Remuneration	—	(10,287)	—	(3,668)
R&D agreements	(10,188)	—	—	—
Finance Income	1,946	—	—	—

	(51,209)	(10,287)	(10,606)	(4,573)

Group transactions with related parties during 2017 are as follows:

	Thousands of Euros
	Associates	Key management personnel	Other related parties	Board of directors of the Company

Net sales	3,009	—	—	—
Purchases	(68,335)	—	—	—
Other service expenses	(11,798)	—	(7,100)	(939)
Operating lease expense	—	—	(5,426)	—
Remuneration	—	(13,672)	—	(5,755)
R&D agreements	(164)	—	—	—
Finance Income	152	—	—	—

	(77,136)	(13,672)	(12,526)	(6,694)

Every year the Group contributes 0.7% of its profits before tax to a non-profit organization.

“Other service expenses” include contributions to non-profit organizations totaling Euros 7,100 thousand in 2017 (Euros 5,325 thousand in 2016 and Euros 5,224 thousand in 2015).

During 2011 one of the Company’s directors signed a three-year consulting services contract. The director will receive annual fees of US Dollars 1 million for these services and an additional bonus of US Dollars 2 million for complying with certain conditions. During 2014, this contract was renewed for an additional year for an amount of US Dollars 1 million. In 2015, this contract was extended for two years for an amount of US Dollars 1 million for each year.

Directors representing shareholders’ interests have received remuneration of Euros 1,881 thousand in 2017 (During 2016 the Group did not name any director representing shareholders’ interests and during 2015 the named directors representing shareholders’ interests received Euros 50 thousand).

The Group has not extended any advances or loans to the members of the board of directors or key management personnel nor has it assumed any guarantee commitments on their behalf. It has also not assumed any pension or life insurance obligations on behalf of former or current members of the board of directors or key management personnel. In addition, certain Company directors and key management personnel have termination benefit commitments (see note 29 (c)).

(b)Conflicts of interest concerning the directors

The Company’s directors and their related parties have not entered into any conflict of interest that should have been reported in accordance with article 229 of the revised Spanish Companies Act.